Inventories - Additional Information (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 MXN ($)		Jun. 30, 2018 MXN ($)	Jun. 30, 2019 USD ($)	[1],[2]	Dec. 31, 2018 MXN ($)
Classes of current inventories [abstract]
Inventories	$ 37,438	[1]		$ 1,949		$ 35,686
Inventory write-downs	$ 1,198		$ 2,172

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3